Annual Total Returns[BarChart] - The Hartford Small Company Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.74%)	14.92%	43.36%	6.37%	(8.43%)	1.81%	25.09%	(4.35%)	36.41%	53.85%